Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Other income [Abstract]
Other income	$ 527	$ 0	$ 527	$ 0